SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2021
Subsequent Events
SUBSEQUENT EVENTS

19.	SUBSEQUENT EVENTS

In October 2021, the Company issued 7,500,000 common shares following the conversion of all outstanding convertible bond held by Pallinghurst group. In addition, and pursuant to the terms of the convertible bond, the Company has elected to settle the accrued and unpaid interest of $1,900,463 by issuing an additional 220,471 common shares at $8.62 per share